CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (321,455)	$ (50,442)	¥ (151,657)	¥ (2,438,536)
Net income/(loss) from discontinued operations, net of tax			(14,373)	20,662
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation and amortization	590,397	92,646	320,996	116,391
Share-based compensation expenses	1,101,356	172,827	142,795
Foreign exchange (gain)/loss	46,593	7,311	3,710	(31,977)
Unrealized investment loss/(income)	13,797	2,165	(33,008)	13,221
Interest expense	60,628	9,514	65,249	83,667
Share of loss of equity method investees	83	13	2,520	162,725
Impairment loss related to property, plant and equipment and loss on inventory obsolescence	38,163	5,989	30,381	18,066
Allowance for credit losses	6,415	1,007	0	0
Changes in fair value of warrants and derivative liabilities			(272,327)	426,425
Deferred income tax, net	168,643	26,464	(22,847)
Loss on disposal of property, plant and equipment	19,843	3,114	379	602
Changes in operating assets and liabilities:
Prepayments and other current assets	(99,421)	(15,601)	459,301	(442,745)
Inventories	(611,557)	(95,967)	(516,867)	(510,546)
Operating lease rightofuse assets	(675,322)	(105,973)	(766,779)	(144,693)
Operating lease liabilities	695,940	109,208	817,149	153,415
Other non-current assets	(633,307)	(99,380)	1,656	8,512
Trade receivable	(5,459)	(857)	(107,246)	(8,303)
Deferred revenue	287,577	45,127	344,530	62,638
Trade and notes payable	6,213,265	974,995	2,530,350	602,276
Amounts due to related parties	(11,751)	(1,844)	9,442	4,017
Accruals and other current liabilities	932,119	146,270	131,111	116,349
Other noncurrent liabilities	523,838	82,202	165,191	5,519
Net cash (used in)/provided by continuing operating activities	8,340,385	1,308,788	3,139,656	(1,782,315)
Net cash (used in)/provided by discontinued operating activities			148	(11,395)
Net cash (used in)/provided by operating activities	8,340,385	1,308,788	3,139,804	(1,793,710)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets	(3,444,573)	(540,529)	(675,187)	(952,901)
Disposal of property, plant and equipment	38	6	535	1,648
Purchase of long-term investments			(65,000)	(98,000)
Placement of time deposits	(1,308,296)	(205,300)	(1,038,017)	(1,725,148)
Redemption of time deposits	1,630,773	255,904	601,968	1,265,877
Placement of short-term investments	(220,850,351)	(34,656,239)	(105,279,461)	(7,998,736)
Redemption of short-term investments	220,345,863	34,577,074	87,699,180	7,020,989
Loan to a supplier			(6,000)	(8,000)
Collection of loan principal from Lifan Holdings				490,000
Net cash used in continuing investing activities	(4,257,244)	(668,054)	(18,797,430)	(2,564,271)
Net cash (used in)/provided by discontinued investing activities			59,705	(10,565)
Net cash used in investing activities	(4,257,244)	(668,054)	(18,737,725)	(2,574,836)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	600,000	94,153		233,287
Repayment of short-term borrowings			(144,700)
Repayment of unsecured corporate loan	(429,692)	(67,428)
Proceeds from collection of receivables from holders of Series B2 convertible redeemable preferred shares				101,200
Payment of convertible redeemable preferred shares issuance costs				(3,791)
Proceeds from issuance of convertible debts	5,533,238	868,286		168,070
Proceeds from US IPO and concurrent private placements, net of issuance cost			11,034,685
Proceeds from HK IPO, net of issuance cost	11,004,778	1,726,889
Proceeds from exercise of share options	1,139	179
Proceeds from issuance of ordinary shares	70	11
Proceeds from follow-on offering, net of issuance cost			9,990,955
Net cash provided by continuing financing activities	16,709,533	2,622,090	24,710,697	5,655,690
Net cash provided by financing activities	16,709,533	2,622,090	24,710,697	5,655,690
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(472,129)	(74,086)	(376,646)	53,722
Net increase in cash, cash equivalents and restricted cash	20,320,545	3,188,738	8,736,130	1,340,866
Cash, cash equivalents and restricted cash at beginning of the year	10,172,519	1,596,290	1,436,389	95,523
Cash, cash equivalents and restricted cash at end of the year	30,493,064	4,785,028	10,172,519	1,436,389
Supplemental schedule of noncash investing and financing activities
Payable related to acquisition of Chongqing Zhizao	(2,000)	(314)	(79,552)	(115,000)
Payable related to purchase of property, plant and equipment	(456,395)	(71,618)	(118,181)	(403,761)
Payables for issuance costs				(20,929)
Changzhou Chehejin
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid related to acquisition, net of cash acquired	(563,118)	(88,365)
Chongqing Zhizao
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid related to acquisition, net of cash acquired	¥ (67,580)	$ (10,605)	(35,448)	(560,000)
Series B3 convertible redeemable preferred shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares				1,530,000
Series C Convertible Redeemable Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares				¥ 3,626,924
Series D Convertible Redeemable Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares			¥ 3,829,757